EQUITY - Schedule of Units (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total
Number of shares issued, opening balance (in shares)	79,031,988	80,890,659
Repurchased and canceled (in shares)	(1,946,491)	(1,858,671)
Number of shares issued, closing balance (in shares)	77,085,497	79,031,988
GP Units
Number of shares issued, opening balance (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Number of shares issued, closing balance (in shares)	4	4
GP Units | Preferred shares
Number of shares issued, opening balance (in shares)	200,002	200,002
Number of shares issued, closing balance (in shares)	200,002	200,002
LP Units
Number of shares issued, opening balance (in shares)	79,031,984	80,890,655
Repurchased and canceled (in shares)	(1,946,491)	(1,858,671)
Number of shares issued, closing balance (in shares)	77,085,493	79,031,984
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Number of shares issued, opening balance (in shares)	69,705,497	69,705,497
Number of shares issued, closing balance (in shares)	69,705,497	69,705,497
Special Limited Partner Units held by Brookfield
Number of shares issued, opening balance (in shares)	4	4
Number of shares issued, closing balance (in shares)	4	4